Related Party Transactions - Summary of Related Party Payables (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 126,183	$ 371,051
James Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables	101,167	141,815
Cameron Lee Shaw
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 25,016	40,994
Anne Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables		12,520
Patrick Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables		$ 175,722